Quarterly Holdings Report
for
Fidelity® SAI Real Estate Index Fund
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV8-NPRT1-1222
1.9867773.106
Common Stocks - 99.2%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 94.7%
REITs - Apartments - 11.2%
American Homes 4 Rent Class A	19,540	624,108
Apartment Investment & Management Co. Class A (a)	8,713	69,181
AvalonBay Communities, Inc.	8,795	1,540,180
Camden Property Trust (SBI)	6,372	736,285
Centerspace	980	67,914
Equity Residential (SBI)	22,460	1,415,429
Essex Property Trust, Inc.	4,128	917,407
Independence Realty Trust, Inc.	14,192	237,858
Invitation Homes, Inc.	38,504	1,220,192
Mid-America Apartment Communities, Inc.	7,275	1,145,449
UDR, Inc.	20,012	795,677
		8,769,680
REITs - Diversified - 22.7%
Alexander & Baldwin, Inc.	4,479	87,251
Apartment Income (REIT) Corp.	9,816	377,229
Apple Hospitality (REIT), Inc.	13,622	233,209
Armada Hoffler Properties, Inc.	4,231	49,460
Broadstone Net Lease, Inc.	10,911	187,015
Cousins Properties, Inc.	9,547	226,837
Crown Castle International Corp.	27,252	3,631,602
Digital Realty Trust, Inc.	17,992	1,803,698
Elme Communities (SBI)	5,226	99,764
EPR Properties	4,749	183,311
Equinix, Inc.	5,739	3,250,799
Gaming & Leisure Properties	15,990	801,419
Gladstone Commercial Corp.	2,584	45,453
Gladstone Land Corp.	2,111	42,959
Global Net Lease, Inc.	6,368	78,008
InvenTrust Properties Corp.	4,263	107,428
Lamar Advertising Co. Class A	5,503	507,542
Necessity Retail (REIT), Inc./The	8,198	56,074
NexPoint Residential Trust, Inc.	1,483	67,625
One Liberty Properties, Inc.	1,143	25,763
Outfront Media, Inc.	9,218	166,385
Potlatch Corp.	5,155	229,346
Safehold, Inc.	1,379	40,336
SBA Communications Corp. Class A	6,781	1,830,192
Store Capital Corp.	15,827	503,299
Uniti Group, Inc.	15,903	123,407
VICI Properties, Inc.	60,552	1,938,875
Vornado Realty Trust	10,408	245,525
WP Carey, Inc.	12,013	916,592
		17,856,403
REITs - Health Care - 6.7%
CareTrust (REIT), Inc.	6,107	114,079
Community Healthcare Trust, Inc. (a)	1,611	55,741
Diversified Healthcare Trust (SBI)	16,511	22,455
Global Medical REIT, Inc.	4,692	42,885
Healthcare Trust of America, Inc.	24,060	489,140
Healthpeak Properties, Inc.	34,058	808,196
LTC Properties, Inc.	2,272	87,858
Medical Properties Trust, Inc.	38,206	437,459
Physicians Realty Trust	14,097	212,301
Sabra Health Care REIT, Inc.	14,470	197,660
Universal Health Realty Income Trust (SBI) (a)	885	43,073
Ventas, Inc.	25,075	981,185
Welltower Op	28,524	1,741,105
		5,233,137
REITs - Health Care Facilities - 0.8%
National Health Investors, Inc.	2,797	158,590
Omega Healthcare Investors, Inc.	14,797	470,249
		628,839
REITs - Hotels - 2.8%
Chatham Lodging Trust (b)	2,748	35,642
DiamondRock Hospitality Co.	13,386	125,025
Host Hotels & Resorts, Inc.	45,008	849,751
Park Hotels & Resorts, Inc.	14,846	194,186
Pebblebrook Hotel Trust	8,434	135,281
RLJ Lodging Trust	10,472	127,444
Ryman Hospitality Properties, Inc.	3,314	294,681
Service Properties Trust	10,661	86,461
Summit Hotel Properties, Inc.	6,767	58,467
Sunstone Hotel Investors, Inc.	13,604	151,685
Xenia Hotels & Resorts, Inc.	7,190	122,805
		2,181,428
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	11,488	362,906
REITs - Management/Investment - 11.0%
American Assets Trust, Inc.	3,316	91,124
American Tower Corp.	28,699	5,946,146
Empire State Realty Trust, Inc.	9,090	66,993
iStar Financial, Inc.	5,400	56,592
LXP Industrial Trust (REIT)	18,140	175,595
National Retail Properties, Inc.	10,872	456,950
Rayonier, Inc.	9,194	309,838
UMH Properties, Inc.	3,479	61,022
Weyerhaeuser Co.	46,988	1,453,339
		8,617,599
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	11,086	709,061
Sun Communities, Inc.	7,686	1,036,457
		1,745,518
REITs - Office Buildings - 0.1%
Office Properties Income Trust	3,239	49,557
REITs - Office Property - 5.1%
Alexandria Real Estate Equities, Inc.	9,807	1,424,957
Boston Properties, Inc.	9,414	684,398
Brandywine Realty Trust (SBI)	11,575	75,932
City Office REIT, Inc.	2,888	30,671
Corporate Office Properties Trust (SBI)	6,973	185,830
Douglas Emmett, Inc.	11,373	200,051
Easterly Government Properties, Inc.	5,461	94,967
Equity Commonwealth	6,420	167,947
Franklin Street Properties Corp.	6,753	19,449
Highwoods Properties, Inc. (SBI)	6,837	193,009
Hudson Pacific Properties, Inc.	9,413	103,920
JBG SMITH Properties	7,112	139,964
Kilroy Realty Corp.	6,703	286,486
Orion Office (REIT), Inc.	3,638	34,088
Paramount Group, Inc.	10,569	68,381
Piedmont Office Realty Trust, Inc. Class A	7,926	82,827
SL Green Realty Corp.	4,078	161,815
Veris Residential, Inc. (b)	4,679	74,069
		4,028,761
REITs - Regional Malls - 3.2%
CBL & Associates Properties, Inc.	805	23,128
Simon Property Group, Inc.	20,715	2,257,521
Tanger Factory Outlet Centers, Inc.	6,655	119,857
The Macerich Co.	13,816	153,772
		2,554,278
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	6,115	85,427
Alexanders, Inc.	140	32,885
Brixmor Property Group, Inc.	18,892	402,589
Federal Realty Investment Trust (SBI)	4,537	449,072
Kimco Realty Corp.	38,961	832,986
Kite Realty Group Trust	13,907	273,133
Phillips Edison & Co., Inc.	7,256	218,696
Realty Income Corp.	37,825	2,355,363
Regency Centers Corp.	9,829	594,753
Retail Opportunity Investments Corp.	7,986	115,637
RPT Realty	5,734	53,326
Saul Centers, Inc.	878	35,954
SITE Centers Corp.	12,554	155,419
Urban Edge Properties	7,560	106,747
Urstadt Biddle Properties, Inc. Class A	1,854	34,744
		5,746,731
REITs - Single Tenant - 1.4%
Agree Realty Corp.	4,688	322,066
Essential Properties Realty Trust, Inc.	8,633	185,782
Four Corners Property Trust, Inc.	5,000	128,100
Getty Realty Corp.	2,395	75,419
NETSTREIT Corp. (a)	3,321	62,501
Spirit Realty Capital, Inc.	8,518	330,754
		1,104,622
REITs - Storage - 8.8%
CubeSmart	14,221	595,433
Extra Space Storage, Inc.	8,458	1,500,788
Iron Mountain, Inc.	18,229	912,726
Life Storage, Inc.	5,340	590,657
National Storage Affiliates Trust	5,716	243,845
Public Storage	9,930	3,075,818
		6,919,267
REITs - Warehouse/Industrial - 10.9%
Americold Realty Trust	16,874	409,195
EastGroup Properties, Inc.	2,659	416,639
First Industrial Realty Trust, Inc.	8,316	396,091
Industrial Logistics Properties Trust	4,687	21,935
Plymouth Industrial REIT, Inc.	2,758	50,858
Prologis (REIT), Inc.	58,157	6,440,878
Rexford Industrial Realty, Inc.	10,516	581,324
Terreno Realty Corp.	4,823	275,586
		8,592,506
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		74,391,232
Real Estate Management & Development - 4.5%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc.	909	24,879
The St. Joe Co.	2,104	74,755
		99,634
Real Estate Development - 0.2%
Forestar Group, Inc. (b)	1,179	13,653
Howard Hughes Corp. (b)	2,380	146,013
		159,666
Real Estate Operating Companies - 0.4%
Digitalbridge Group, Inc.	9,615	123,072
FRP Holdings, Inc. (b)	221	13,399
Kennedy-Wilson Holdings, Inc.	7,328	121,718
WeWork, Inc. (a)(b)	12,094	31,082
		289,271
Real Estate Services - 3.8%
Anywhere Real Estate, Inc. (b)	7,311	54,321
CBRE Group, Inc. (b)	20,544	1,457,391
Compass, Inc. (b)	15,866	41,886
Cushman & Wakefield PLC (b)	9,175	105,971
Doma Holdings, Inc. Class A (a)(b)	11,443	6,209
Douglas Elliman, Inc.	5,220	24,116
eXp World Holdings, Inc. (a)	4,769	62,998
Jones Lang LaSalle, Inc. (b)	3,063	487,293
Marcus & Millichap, Inc.	1,539	56,697
Newmark Group, Inc.	10,287	84,251
Offerpad Solutions, Inc. (a)(b)	5,028	4,900
Opendoor Technologies, Inc. (a)(b)	26,563	68,798
RE/MAX Holdings, Inc.	1,168	22,729
Redfin Corp. (a)(b)	7,110	34,199
Zillow Group, Inc. Class C (a)(b)	14,191	437,934
		2,949,693
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	2,248	24,121
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,522,385
TOTAL COMMON STOCKS (Cost $70,858,585)		77,913,617

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $99,710)	100,000	99,047

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	467,558	467,652
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	815,251	815,332
TOTAL MONEY MARKET FUNDS (Cost $1,282,984)		1,282,984

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $72,241,279)	79,295,648
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(759,645)
NET ASSETS - 100.0%	78,536,003

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	11	Dec 2022	359,260	(50,204)	(50,204)
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Dec 2022	243,960	21,430	21,430

TOTAL FUTURES CONTRACTS					(28,774)
The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,047.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,155,031	3,509,189	4,196,568	3,914	-	-	467,652	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	3,415,032	3,839,232	6,438,932	3,156	-	-	815,332	0.0%
Total	4,570,063	7,348,421	10,635,500	7,070	-	-	1,282,984

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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